Group Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Jan. 01, 2003 USD ($)
Group Accounting Policies
Number of group entities that has revised their balance sheet presentation | item		1
Number of taxation authorities | item		2
Deferred tax assets if restatement was required under IAS 8		$ 2,093,000,000	$ 1,872,000,000
Deferred tax liabilities if restatement was required under IAS 8		4,947,000,000	3,243,000,000
Cash and cash equivalents if restatement was required under IAS 8		5,260,000,000	6,691,000,000
Interest-bearing loans and borrowings if restatement was required under IAS 8		2,629,000,000	1,367,000,000
Financial resources	$ 4,100,000,000
Cash balances	3,300,000,000
Undrawn committed bank facilities	3,000,000,000
Interest-bearing loans and borrowings	2,247,000,000	2,307,000,000	916,000,000
Intangible assets	$ 26,188,000,000	27,586,000,000	22,646,000,000
Period of time return accruals are based on	12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)	100.00%
Current investments if restatement was required under IAS 8		964,000,000	613,000,000
Finance income if restatement was required under IAS 8		1,239,000,000	1,001,000,000
Tax (credit) charge if restatement was required under IAS 8		224,000,000	271,000,000
Income tax payables if restatement was required under IAS 8		1,287,000,000	1,291,000,000
Trade and other payables if restatement was required under IAS 8		$ 10,579,000,000	$ 11,855,000,000
Cumulative translation reserve				$ 0
Minimum | Buildings
Group Accounting Policies
Asset lives, property, plant and equipment	10 years
Minimum | Plant and equipment
Group Accounting Policies
Asset lives, property, plant and equipment	3 years
Maximum | Buildings
Group Accounting Policies
Asset lives, property, plant and equipment	50 years
Maximum | Plant and equipment
Group Accounting Policies
Asset lives, property, plant and equipment	15 years
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets	$ 0.00000000